UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23600
Thornburg Income Builder Opportunities Trust
(Exact name of registrant as specified in charter)
c/o Thornburg Investment Management, Inc.
2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Address of principal executive offices) (Zip code)
Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
(Name and address of agent for service)
Registrant’s telephone number, including area code: 505‑984‑0200
Date of fiscal year end: September 30, 2025
Date of reporting period: March 31, 2025
Item 1. Reports to Stockholders
(a)  The following are the reports transmitted to stockholders pursuant to Rule 30e‑1 under the Act (17 CFR 270.30e‑1):

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Semi-Annual Report | March 31, 2025

THORNBURG INCOME BUILDER OPPORTUNITIES TRUST (TBLD)

Thornburg Income Builder Opportunities Trust
Semi-Annual Financial Statements  |  March 31, 2025

SHARE CLASS	NASDAQ SYMBOL
Common Shares	TBLD
Investments carry risks, including possible loss of principal. Please see the Trust’s prospectus for a discussion of the risks associated with an investment in the Trust. Investments in the Trust are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Semi-Annual Report  |  3

Thornburg Income Builder Opportunities Trust

Investment Goal and
Trust Overview
The Income Builder Opportunities Trust’s investment objective is to seek current income and additional total return.
Under normal market conditions, the Trust will seek to achieve its investment objective by investing, directly or indirectly, at least 80% of its Managed Assets (as defined below) in a broad range of income-producing securities. The Trust will invest in both equity and debt securities of companies located in the United States and around the globe. The Trust may invest in non-U.S. domiciled companies, including up to 20% of the Trust’s Managed Assets at the time of investment in equity and debt securities of emerging market companies.
“Managed Assets” means the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
Performance drivers and detractors for the reporting period ended March 31, 2025
» When reviewing performance, we believe it is constructive to consider the Trust’s performance in terms of both market price and actual net asset value (NAV). On a price basis, the Trust returned 4.29% for the 6-month period ended March 31, 2025. On a NAV basis, the Trust returned 3.57% versus a return of -1.51% for the Blended Index.
» Duing the period, markets experienced volatility  as U.S. elections, a change of presidential administration, and tariff uncertainties ultimately led to a downturn at period end. The U.S. presidential election in early November 2024 sent markets up as investors rallied behind a business-friendly administration. As the Trump administration took office, a hardline approach to global trade driven by tariff implementation dampened markets and pushing global equity prices down. U.S. Treasury yields rose as investors found safety in bonds amid turbulent equity markets.
» The Trust’s allocation to the options writing strategy and equity and fixed income allocations all contributed positively to performance relative to the Blended Index.
» Within equities, an underweight allocation relative to the Blended Index was a modest tailwind as global equities underperformed bonds during the period. Stock selection, driven by investments in communication services and utilities, contributed to performance relative to the Blended Index while positions in materials and an underweight allocation to financials detracted from relative performance. The Trust’s stock selection within U.S. equities outperformed relative to the Blended Index. Stock selection in the UK was the largest detractor to relative performance.
» Within the Trust’s fixed income holdings, a shorter duration positioning during the period was additive to its outperformance relative to the Blended Index. Allocation effect within mortgage passthrough bonds was a detractor from the Trust’s performance.
Performance Summary
March 31, 2025 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1-YR	3-YR	SINCE INCEPTION
Common Shares (Incep: 7/28/21)
At net asset value	13.19%	8.20%	6.20%
At market price	18.61%	9.07%	3.88%
MSCI World Net Total Return USD Index*	7.04%	7.58%	6.27%
Bloomberg U.S. Aggregate Total Return Value Index USD	4.88%	0.52%	-1.50%
Blended Index*	6.56%	5.91%	4.42%
30-DAY YIELDS, COMMON SHARES
Annualized Distribution Yield	6.42%
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
FINAL VALUE
The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described in the Trust’s prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the Trust to differ materially as compared to its benchmarks.
The views expressed are subject to change and do not necessarily reflect the views of Thornburg Investment Management, Inc. This information should not be relied upon as a recommendation or investment advice and is not intended to predict the performance of any investment or market.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than quoted. For performance current to the Trust’s most recent month end, visit thornburg.com or call 800-847-0200. The performance information does not reflect the deduction of taxes that a shareholder would pay on distributions or the sale of the Trust’s common shares. Returns reflect the reinvestment of dividends and capital gains. Common shares are sold with no sales charge. The Advisor entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust through July 28, 2023 (the “Limitation Period”) to limit the amount of Total Annual Expenses borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). While the Expense Limitation and Reimbursement Agreement was in effect, to the extent that expenses for a month exceeded the Expense Cap, the Advisor reimbursed the Trust for expenses to the extent necessary to eliminate such excess.
*Investment performance of the Trust is judged against the performance of certain market indexes. Effective with this report, the Trust’s performance is compared to a broad-based securities market index  known as the MSCI World Net Total Return USD Index (the “Primary Index”). The Trust’s performance is also compared to an additional index composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the "Blended Index"). The Blended Index is closer in scope to the universe of securities chosen within the Trust.
.
4  |  Semi-Annual Report

Fund Summary
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
PORTFOLIO COMPOSITION
KEY PORTFOLIO ATTRIBUTES
GLOBAL EQUITY STATISTICS
Equity Holdings	64
Weighted Average Market Cap	$189.9B
Median Market Cap	$62.7B
P/E Forecast 1-Fiscal Year	12.2x
Price to Cash Flow	6.1x
Active Share vs. MSCI World Index	90.2%
GLOBAL FIXED INCOME STATISTICS
Bond Holdings/Other	120
Weighted Average Coupon	2.3%
Weighted Average Price	$89.4
Average Effective Maturity	7.1 Yrs
Effective Duration	4.3 Yrs
SECURITY CREDIT RATINGS
A bond credit rating assesses the financial ability of a debt issuer to make timely payments of principal and interest. Ratings of AAA (the highest), AA, A, and BBB are investment-grade quality. Ratings of BB, B, CCC, CC, C and D (the lowest) are considered below investment grade, speculative grade, or junk bonds.
Unrated bonds are included in the not rated (NR) category.
OPTION OVERLAY
Type of options	Calls/Puts
% of Portfolio Overwritten	2.0%
Average Call Strike vs. Spot Price	98.3
Average Put Strike vs. Spot Price	100.5
Weighted Average Days to Expiration	40

TOP TEN EQUITY HOLDINGS
Orange SA	4.1%
AT&T, Inc.	3.8%
Enel SpA	3.4%
Roche Holding AG	2.6%
NN Group NV	2.4%
Snam SpA	2.2%
Endesa SA	2.2%
CME Group, Inc.	2.1%
TotalEnergies SE	1.9%
Enbridge, Inc.	1.8%

SECTOR EXPOSURE (percent of equity holdings)
Communication Services	17.2%
Utilities	15.4%
Health Care	13.8%
Financials	13.0%
Energy	12.3%
Information Technology	11.1%
Materials	6.8%
Consumer Discretionary	6.7%
Industrials	2.8%
Consumer Staples	0.9%

TOP TEN INDUSTRY GROUPS
Utilities	11.4%
Energy	9.1%
Pharmaceuticals, Biotechnology & Life Sciences	8.7%
Telecommunication Services	8.4%
Materials	6.0%
Financial Services	5.2%
Media & Entertainment	4.3%
Technology Hardware & Equipment	4.1%
Insurance	3.9%
Software & Services	2.9%

Semi-Annual Report  |  5

Schedule of Investments
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 67.8%
	Automobiles & Components — 1.8%
	Automobiles — 1.8%
	Mercedes-Benz Group AG	133,563	$ 7,889,788
	Stellantis NV	278,210	3,118,734
			11,008,522
	Banks — 1.8%
	Banks — 1.8%
	Citigroup, Inc.	50,610	3,592,804
	JPMorgan Chase & Co.	15,100	3,704,030
	Regions Financial Corp.	184,100	4,000,493
			11,297,327
	Consumer Discretionary Distribution & Retail — 2.3%
	Broadline Retail — 2.3%
	Alibaba Group Holding Ltd.	202,000	3,342,285
	B&M European Value Retail SA	767,245	2,591,674
[a]	MercadoLibre, Inc.	4,300	8,388,741
			14,322,700
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
	Sony Group Corp. Sponsored ADR	133,125	3,380,044
			3,380,044
	Energy — 8.5%
	Oil, Gas & Consumable Fuels — 8.5%
	Enbridge, Inc.	250,870	11,103,096
	Eni SpA	362,100	5,600,425
	Equinor ASA	256,946	6,785,617
	Petroleo Brasileiro SA Sponsored ADR	302,585	4,339,069
	Shell plc	173,200	6,338,180
	South Bow Corp.	26,474	676,269
	TC Energy Corp.	132,373	6,251,394
	TotalEnergies SE	183,632	11,831,947
			52,925,997
	Financial Services — 2.3%
	Capital Markets — 2.1%
	CME Group, Inc.	49,000	12,999,210
	Financial Services — 0.2%
[a,b]	Adyen NV	1,025	1,571,115
			14,570,325
	Food, Beverage & Tobacco — 0.7%
	Food Products — 0.7%
	Nestle SA	40,393	4,081,979
			4,081,979
	Health Care Equipment & Services — 0.8%
	Health Care Equipment & Supplies — 0.8%
	Medtronic plc	55,600	4,996,216
			4,996,216
	Insurance — 3.9%
	Insurance — 3.9%
	Generali	118,228	4,153,240
	Legal & General Group plc	1,643,600	5,183,316
	NN Group NV	264,961	14,743,947
			24,080,503
	Materials — 4.7%
	Chemicals — 2.3%
	Akzo Nobel NV	64,367	3,964,085
6 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Fertiglobe plc	2,294,190	$ 1,321,985
	LyondellBasell Industries NV Class A	82,904	5,836,442
	OCI NV	279,469	3,245,284
	Metals & Mining — 1.7%
	BHP Group Ltd.	370,500	8,989,493
	Glencore plc	475,000	1,738,560
[a,c]	GMK Norilskiy Nickel PAO	3,070,000	0
[a,c]	Severstal PAO GDR	236,300	0
	Paper & Forest Products — 0.7%
	Mondi plc	290,908	4,339,537
			29,435,386
	Media & Entertainment — 3.4%
	Entertainment — 0.8%
[a]	Sea Ltd. ADR	36,900	4,815,081
	Interactive Media & Services — 2.3%
	Meta Platforms, Inc. Class A	15,200	8,760,672
	Tencent Holdings Ltd.	91,600	5,852,865
	Media — 0.3%
	Schibsted ASA Class A	78,389	2,112,491
			21,541,109
	Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
	Biotechnology — 0.8%
	AbbVie, Inc.	25,123	5,263,771
	Pharmaceuticals — 7.9%
	Bristol-Myers Squibb Co.	38,400	2,342,016
	Merck & Co., Inc.	98,411	8,833,371
	Novartis AG	98,557	10,946,706
	Pfizer, Inc.	433,052	10,973,538
	Roche Holding AG	49,031	16,137,456
			54,496,858
	Semiconductors & Semiconductor Equipment — 1.5%
	Semiconductors & Semiconductor Equipment — 1.5%
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	58,182	9,658,212
			9,658,212
	Software & Services — 2.1%
	Information Technology Services — 0.3%
[a]	Shopify, Inc. Class A	17,500	1,669,237
	Software — 1.8%
	Microsoft Corp.	10,700	4,016,673
	Open Text Corp.	128,100	3,233,100
[a]	ServiceNow, Inc.	5,000	3,980,700
			12,899,710
	Technology Hardware & Equipment — 4.1%
	Communications Equipment — 1.7%
	Cisco Systems, Inc.	174,100	10,743,711
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	11,000	4,325,308
	Technology Hardware, Storage & Peripherals — 1.7%
	Samsung Electronics Co. Ltd.	262,525	10,407,925
			25,476,944
	Telecommunication Services — 8.4%
	Diversified Telecommunication Services — 7.9%
	AT&T, Inc.	841,453	23,796,291
	Orange SA	1,986,323	25,731,091
	Wireless Telecommunication Services — 0.5%
	Vodafone Group plc	3,450,000	3,241,688
			52,769,070
See notes to financial statements.	Semi-Annual Report | 7

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 1.7%
	Air Freight & Logistics — 1.7%
	Deutsche Post AG	241,827	$ 10,382,420
			10,382,420
	Utilities — 10.6%
	Electric Utilities — 5.6%
	Endesa SA	514,135	13,626,839
	Enel SpA	2,620,862	21,261,218
	Gas Utilities — 2.2%
	Snam SpA	2,691,818	13,972,004
	Independent Power and Renewable Electricity Producers — 0.4%
	Capital Power Corp.	82,619	2,746,024
	Multi-Utilities — 2.4%
	E.ON SE	733,184	11,067,216
	Engie SA	185,080	3,606,434
			66,279,735
	Total Common Stock (Cost $441,272,204)		423,603,057
	Preferred Stock — 1.3%
	Capital Goods — 0.3%
	Trading Companies & Distributors — 0.3%
[d,e]	WESCO International, Inc. Series A, 10.625% (5-Yr. CMT + 10.330%), 6/22/2025	66,629	1,683,049
			1,683,049
	Financial Services — 1.0%
	Capital Markets — 1.0%
[c]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	106,000	2,643,640
[c,e]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	152	3,624,288
			6,267,928
	Total Preferred Stock (Cost $7,910,305)		7,950,977
	Asset Backed Securities — 2.9%
	Auto Receivables — 0.8%
[b]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	$ 874,246	887,018
	Carvana Auto Receivables Trust,
[b]	Series 2021-P3 Class R, due 9/11/2028	2,500	315,967
[b]	Series 2022-P1 Class R, due 1/10/2029	3,000	649,457
[b]	Series 2022-P1 Class XS, due 1/10/2029	48,485,872	182,632
	JPMorgan Chase Bank NA - CACLN,
[b]	Series 2020-1 Class R, 33.784% due 1/25/2028	121,389	122,546
[b]	Series 2020-2 Class R, 31.355% due 2/25/2028	262,348	264,523
[b,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.999% (SOFR30A + 2.65%) due 11/15/2027	1,500,000	1,506,105
[b]	Lendbuzz Securitization Trust, Series 2022-1A Class A, 4.22% due 5/17/2027	468,834	466,359
[b]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	6,000	174,041
			4,568,648
	Credit Card — 0.3%
[b]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	2,000,000	2,018,104
			2,018,104
	Other Asset Backed — 1.5%
[b]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	642,266	624,092
[b]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	2,425,000	2,320,135
[b,c]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	524,042
[b,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.684% (SOFR30A + 2.25%) due 12/25/2051	1,908,900	1,922,037
[b]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	416,413
[b]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	14,510	251,605
	Mosaic Solar Loan Trust,
[b]	Series 2018-2GS Class D, 7.44% due 2/22/2044	1,873,253	1,629,084
[b]	Series 2021-3A Class R, due 6/20/2052	8,500,000	295,613
	Upstart Pass-Through Trust,
[b]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	108,721	107,067
8 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Series 2021-ST7 Class CERT, due 9/20/2029	$ 3,000,000	$ 596,640
[b]	Series 2021-ST8 Class CERT, due 10/20/2029	3,000,000	768,036
			9,454,764
	Student Loan — 0.3%
[e]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.725% (TSFR1M + 0.40%) due 1/25/2033	1,876,315	1,819,844
			1,819,844
	Total Asset Backed Securities (Cost $20,575,756)		17,861,360
	Corporate Bonds — 11.5%
	Banks — 0.3%
	Banks — 0.3%
[d,e]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	2,000,000	1,916,340
			1,916,340
	Commercial & Professional Services — 0.7%
	Commercial Services & Supplies — 0.7%
[b]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	452,005
	CoreCivic, Inc., 8.25% due 4/15/2029	1,867,000	1,976,761
	GEO Group, Inc., 8.625% due 4/15/2029	2,000,000	2,102,480
			4,531,246
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
[b]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	1,500,000	1,369,470
			1,369,470
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[b]	TKC Holdings, Inc., 6.875% due 5/15/2028	2,000,000	1,991,700
			1,991,700
	Consumer Staples Distribution & Retail — 0.6%
	Consumer Staples Distribution & Retail — 0.6%
[b]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,500,405
[b]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	2,000,000	2,058,440
			3,558,845
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
[f]	Petroleos Mexicanos, 6.75% due 9/21/2047	3,000,000	2,055,120
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	1,994,080
			4,049,200
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
[b]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	3,000,000	2,768,520
			2,768,520
	Financial Services — 1.9%
	Capital Markets — 0.5%
[b]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	3,000,000	2,929,740
	Consumer Finance — 0.6%
[b]	FirstCash, Inc., 6.875% due 3/1/2032	3,750,000	3,794,400
	Financial Services — 0.8%
[b]	Antares Holdings LP, 3.95% due 7/15/2026	2,000,000	1,961,140
[b]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,991,630
			11,676,910
	Food, Beverage & Tobacco — 1.9%
	Beverages — 1.4%
[b,f]	Bacardi Ltd., 5.15% due 5/15/2038	3,000,000	2,752,680
[b,f]	Becle SAB de CV, 2.50% due 10/14/2031	2,500,000	2,020,925
See notes to financial statements.	Semi-Annual Report | 9

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$ 2,000,000	$ 1,915,300
[c]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	2,000,000	1,977,600
	Food Products — 0.5%
[b]	Post Holdings, Inc., 5.50% due 12/15/2029	3,000,000	2,919,960
			11,586,465
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Tenet Healthcare Corp., 6.75% due 5/15/2031	3,000,000	3,044,310
			3,044,310
	Materials — 1.3%
	Containers & Packaging — 0.3%
[b]	Matthews International Corp., 8.625% due 10/1/2027	1,750,000	1,818,092
	Metals & Mining — 1.0%
[f]	AngloGold Ashanti Holdings plc, 6.50% due 4/15/2040	2,000,000	2,030,420
	Cleveland-Cliffs, Inc.,7.00% due 3/15/2027	3,100,000	3,070,054
[b]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,258,905
			8,177,471
	Media & Entertainment — 0.9%
	Media — 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[b]	4.50% due 5/1/2032	1,357,000	1,179,803
	4.50% due 5/1/2032	2,000,000	1,738,840
[b]	Sirius XM Radio LLC, 5.50% due 7/1/2029	2,500,000	2,414,850
			5,333,493
	Real Estate Management & Development — 0.3%
	Real Estate Management & Development — 0.3%
[b]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,005,360
			2,005,360
	Software & Services — 0.8%
	Information Technology Services — 0.5%
[b]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,868,600
	Internet Software & Services — 0.3%
[b,f]	Prosus NV, 4.027% due 8/3/2050	3,000,000	2,011,830
			4,880,430
	Utilities — 0.8%
	Electric Utilities — 0.8%
[b,f]	AES Espana BV, 5.70% due 5/4/2028	2,000,000	1,924,140
[f]	Comision Federal de Electricidad, 5.00% due 9/29/2036	3,320,000	2,944,342
			4,868,482
	Total Corporate Bonds (Cost $71,662,319)		71,758,242
	Other Government — 1.3%
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	170,000,000	2,787,145
	Egypt Treasury Bills (EGP), due 6/3/2025	125,000,000	2,362,419
[b,f]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	3,500,000	2,269,365
[b]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	13,000,000,000	1,004,857
	Total Other Government (Cost $8,539,461)		8,423,786
	U.S. Treasury Securities — 1.6%
	U.S. Treasury Strip Coupon,
	6.132%, 2/15/2040	6,750,000	3,379,074
	7.374%, 8/15/2039	2,750,000	1,412,421
	7.438%, 8/15/2043	5,000,000	2,072,327
	7.573%, 2/15/2046	3,105,000	1,138,335
	7.705%, 5/15/2039	3,750,000	1,952,349
	Total U.S. Treasury Securities (Cost $10,078,381)		9,954,506
10 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Government Agencies — 0.2%
[b,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	$ 1,000,000	$ 991,530
	Total U.S. Government Agencies (Cost $1,010,227)		991,530
	Mortgage Backed — 9.6%
[b,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	1,494,439	1,428,579
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	1,985,203	1,974,089
[b,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	1,754,426	1,730,594
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	350,000	185,667
[b,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	194,288	71,809
[b]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	1,600,000	1,668,129
[b,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.149% (TSFR1M + 3.83%) due 8/15/2026	1,924,528	1,789,029
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM8 Class M1, 3.256% due 10/25/2066	3,000,000	2,150,784
[b,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	1,317,975	1,297,646
	Federal Home Loan Mtg Corp.,
[e]	Pool 760027, 4.38% (5-Yr. CMT + 1.380%) due 11/1/2047	296,393	286,539
[e]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	3,133,647	2,793,429
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD8373, 6.00% due 11/1/2053	3,320,200	3,377,015
	Pool SD8469, 5.50% due 10/1/2054	3,525,476	3,523,066
	Federal National Mtg Assoc.,
[e]	Pool BJ4423, 4.985% (5-Yr. CMT + 1.360%) due 1/1/2048	232,050	226,741
[e]	Pool BK4138, 5.475% (5-Yr. CMT + 1.600%) due 4/1/2048	375,268	378,427
[e]	Pool BN7152, 7.035% (H15T1Y + 2.16%) due 11/1/2047	358,522	367,141
[e]	Pool BN7153, 6.41% (H15T1Y + 2.16%) due 4/1/2048	270,339	277,131
[e]	Pool BP0632, 6.445% (H15T1Y + 2.07%) due 7/1/2049	99,619	100,398
[e]	Pool CB2214, 1.523% (2.20% - SOFR30A) due 11/1/2051	2,463,044	2,272,044
	Federal National Mtg Assoc., UMBS Collateral, Pool MA5166, 6.00% due 10/1/2053	1,135,268	1,154,782
[b,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	703,804	632,093
[b,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	1,933,298	1,937,989
[b,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.077% due 5/25/2065	3,000,000	2,860,449
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	1,179,091	1,169,020
[b,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	2,455,000	2,470,768
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-11 Class B5, 3.02% due 1/25/2052	690,937	530,459
[b,e]	Series 2021-11 Class B6, 2.729% due 1/25/2052	825,097	422,327
[b,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	1,474,401	1,470,324
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV2 Class AX1, 0.116% due 8/25/2051	93,046,396	433,540
[b,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,375,373	265,859
[b,e]	Series 2021-INV2 Class B5, 3.316% due 8/25/2051	304,370	228,828
[b,e]	Series 2021-INV2 Class B6, 2.274% due 8/25/2051	1,477,659	769,956
[b,e,g]	Series 2021-INV3 Class AX1, 0.159% due 10/25/2051	24,629,591	177,018
[b,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	1,999,155	53,934
[b,e]	Series 2021-INV3 Class B5, 3.209% due 10/25/2051	92,304	68,941
[b,e]	Series 2021-INV3 Class B6, 3.151% due 10/25/2051	404,953	216,057
	MFA Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	750,000	658,935
[e]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	1,450,483	1,452,486
[b]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	1,983,000	2,051,399
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV1 Class AX1, 0.746% due 6/25/2051	29,987,631	1,090,353
[b,e]	Series 2021-INV1 Class B5, 3.246% due 6/25/2051	351,660	280,043
[b,e]	Series 2021-INV1 Class B6, 3.219% due 6/25/2051	630,120	373,581
[b,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	2,000,000	1,985,019
[b,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	1,420,853	1,420,013
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	2,137,209	1,742,995
[b,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	1,179,768	1,186,094
[b,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.584% (TSFR1M + 1.26%) due 5/15/2038	1,043,000	1,030,028
[b,e,h]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.915% (TSFR1M + 2.59%) due 4/15/2030	1,950,000	1,945,125
See notes to financial statements.	Semi-Annual Report | 11

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-6 Class M1, 3.386% due 11/25/2066	$ 1,500,000	$ 958,597
[b,e]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	1,906,080	1,688,094
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	25,367,648	737,892
[b,e]	Series 2021-INV1 Class B4, 3.312% due 8/25/2051	487,767	392,661
[b,e]	Series 2021-INV1 Class B5, 3.312% due 8/25/2051	385,569	304,017
[b,e]	Series 2021-INV1 Class B6, 3.312% due 8/25/2051	295,619	136,899
	Total Mortgage Backed (Cost $60,953,416)		60,194,832
	Short-Term Investments — 3.6%
[i]	Thornburg Capital Management Fund	2,250,166	22,501,667
	Total Short-Term Investments (Cost $22,501,667)		22,501,667
	Total Investments — 99.8% (Cost $644,503,736)		$623,239,957
	Other Assets Less Liabilities — 0.2%		1,182,402
	Net Assets — 100.0%		$624,422,359

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT MARCH 31, 2025
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTION – (0.0)%
FINANCIAL SERVICES – (0.0)%
CME Group, Inc.	JPM	9,600	USD	270.00	4/17/2025	USD	2,546,784	$ 32,352	$ (24,873)
WRITTEN PUT OPTIONS – (0.1)%
BANKS – (0.1)%
BNP Paribas SA	JPM	93,100	EUR	78.00	5/16/2025	EUR	7,196,183	$ 267,891	$ (390,794)
CONSUMER STAPLES DISTRIBUTION & RETAIL – (0.0)%
Tesco plc	JPM	553,500	GBP	310.00	5/16/2025	GBP	1,843,487	35,954	(35,557)

TOTAL WRITTEN PUT OPTIONS								$303,845	$(426,351)

TOTAL								$336,197	$(451,224)

*	Counterparty includes JPMorgan Chase Bank, N.A. ("JPM").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate value of these securities in the Trust’s portfolio was $115,559,056, representing 18.51% of the Trust’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2025.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	When-issued security.
i	Investment in Affiliates.
12 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2025 (Unaudited)
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities
UZS	Denominated in Uzbekistani Som
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar
COUNTRY EXPOSURE * (percent of net assets)
United States	48.1%
Italy	7.2%
France	6.6%
Germany	4.7%
Canada	4.4%
Netherlands	3.8%
Spain	2.2%
Australia	2.0%
Brazil	2.0%
China	1.8%
United Kingdom	1.8%
South Korea	1.7%
Taiwan	1.5%
Mexico	1.4%
Norway	1.4%
Japan	1.2%
Singapore	0.8%
Dominican Republic	0.8%
Austria	0.7%
United Arab Emirates	0.6%
Bermuda	0.4%
Egypt	0.4%
Guatemala	0.3%
South Africa	0.2%
Uzbekistan	0.2%
Russian Federation	0.0%**
Other Assets Less Liabilities	3.8%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.
See notes to financial statements.	Semi-Annual Report | 13

Statement of Assets and Liabilities
March 31, 2025 (Unaudited)
ASSETS
Investments at cost
Non-affiliated issuers	$ 622,002,069
Non-controlled affiliated issuers	22,501,667
Investments at value
Non-affiliated issuers	600,738,290
Non-controlled affiliated issuers	22,501,667
Cash	250,512
Foreign currency at value (a)	431,184
Cash segregated as collateral on written options	260,000
Dividends receivable	677,786
Tax reclaims receivable	1,135,395
Principal and interest receivable	1,783,815
Prepaid expenses and other assets	42,679
Total Assets	627,821,328
Liabilities
Written options at value (b)	451,224
Payable for investments purchased	2,012,546
Payable to investment advisor and other affiliates	706,186
Accounts payable and accrued expenses	229,013
Total Liabilities	3,398,969
Net Assets	$ 624,422,359
NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$ 641,637,660
Accumulated loss	(17,215,301)
Net Assets	$ 624,422,359
NET ASSET VALUE
Common Shares:
Net assets applicable to shares outstanding	$ 624,422,359
Shares outstanding	32,081,883
Net asset value and redemption price per share	$ 19.46

(a)	Cost of foreign currency is $432,384.
(b)	Premiums received $336,197.
See notes to financial statements.
14  |  Semi-Annual Report

Statement of Operations
Six Months Ended March 31, 2025 (Unaudited)
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$ 12,104,362
Non-controlled affiliated issuers	587,775
Dividend taxes withheld	(1,276,066)
Interest income	6,695,254
Foreign withholding tax claims	334,354
Total Income	18,445,679
EXPENSES
Investment management fees	3,786,189
Administration fees	258,479
Transfer agent fees	15,234
Custodian fees	74,450
Audit and tax fees	140,820
Legal fees	356,450
Trustee and officer fees	88,175
Other expenses	274,671
Total Expenses	4,994,468
Net Investment Income (Loss)	$ 13,451,211
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments	10,502,044
Options written	1,195,926
Foreign currency transactions	(3,007,783)
Net realized gain (loss)	8,690,187
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	(380,497)
Options written	(193,561)
Foreign currency translations	(38,375)
Change in net unrealized appreciation (depreciation)	(612,433)
Net Realized and Unrealized Gain (Loss)	8,077,754
Change in Net Assets Resulting from Operations	$ 21,528,965
See notes to financial statements.
Semi-Annual Report  |  15

Statement of Changes in Net Assets
Thornburg Income Builder Opportunities Trust
	Six Months Ended March 31, 2025*	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$ 13,451,211	$ 22,750,648
Net realized gain (loss)	8,690,187	19,016,299
Net change in unrealized appreciation (depreciation)	(612,433)	76,403,549
Net Increase (Decrease) in Net Assets Resulting from Operations	21,528,965	118,170,496
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Common Shares	(20,051,819)	(40,103,637)
Net Increase (Decrease) in Net Assets	1,477,146	78,066,859
NET ASSETS
Beginning of Period	622,945,213	544,878,354
End of Period	$ 624,422,359	$ 622,945,213

*	Unaudited.
See notes to financial statements.
16  |  Semi-Annual Report

Notes to Financial Statements
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust will terminate on or before August 2, 2033 (the "Termination Date"); provided, that if the Board of Trustees of the Trust (the "Trustees") believes that under then-current market conditions it is in the best interests of the Trust to do so, the Trust may extend the Termination Date once for up to one year, and once for an additional six months. The Trust seeks to provide current income and additional total return.
The Trust’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Trust include investment and market risk, management risk, equity securities risk, small and mid-cap stock risk, credit risk, interest rate risk, inflation/deflation risk, depositary receipts risk, emerging markets securities risk, below investment grade/high yield securities risk, foreign currency risk, exchange-traded funds and other investments companies risk, illiquid securities risk, loan risk, options risk, market discount risk, closed-end fund risk, and limited term and eligible tender offer risk. Please see the Trust’s prospectus and most recent annual shareholder report for a discussion of those principal risks and other risks associated with an investment in the Trust.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The Trust prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including  investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.
Segment Reporting: The Trust has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Trust ’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Trust. The Trust operates as a single operating segment. The Trust ’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights.
Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share of the Trust at the beginning of the day (after adjusting for the current capital shares activity of the Trust). Expenses common to the Trust and each series of Thornburg Investment Trust are allocated daily among the funds based upon their relative net asset values or other appropriate allocation methods.
Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Trust at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.
Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Trust purchases or sells foreign investments, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.
The Trust does not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.
Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.
Semi-Annual Report  |  17

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.
Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Trust. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.
Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Trust. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.
Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.
Repurchase Agreements: The Trust may invest excess cash in repurchase agreements whereby the Trust purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the six months ended March 31, 2025, the Trust did not enter into repurchase agreements.
Security Valuation: All investments in securities held by the Trust  are valued as described in Note 3.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.
When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Trust’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Trust makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Trust will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Trust intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2025 are detailed in the Schedule of Investments.
NOTE 3 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees as the Trust’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Trust’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Trust investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Trust’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
18  |  Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other regulated investment companies) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Trust’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. closed-end funds are valued at the exchange-traded price if they are listed.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
Over-the-counter options are valued by a third-party pricing service provider.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust’s investments may be significantly affected on days when shareholders cannot purchase or sell Trust’s shares.
Valuation Hierarchy: The Trust categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Semi-Annual Report  |  19

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
Various inputs are used in calculating valuations for the Trust’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Trust are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Trust may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Trust’s investments as of March 31, 2025:
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$ 423,603,057	$ 173,218,939	$ 250,384,118	$ —(a)
Preferred Stock	7,950,977	1,683,049	—	6,267,928
Asset Backed Securities	17,861,360	—	17,337,318	524,042
Corporate Bonds	71,758,242	—	69,780,642	1,977,600
Other Government	8,423,786	—	8,423,786	—
U.S. Treasury Securities	9,954,506	9,954,506	—	—
U.S. Government Agencies	991,530	—	991,530	—
Mortgage Backed	60,194,832	—	60,194,832	—
Short-Term Investments	22,501,667	22,501,667	—	—
Total Investments in Securities	$623,239,957	$207,358,161	$407,112,226	$8,769,570
Total Assets	$623,239,957	$207,358,161	$407,112,226	$8,769,570(b)
Liabilities
Other Financial Instruments
Written Call Options	$ (24,873)	$ —	$ (24,873)	$ —
Written Put Options	(426,351)	—	(426,351)	—
Total Other Financial Instruments	$(451,224)	$—	$(451,224)	$—
Total Liabilities	$(451,224)	$—	$(451,224)	$—

(a)	Securities categorized as Level 3 are currently valued at zero as of March 31, 2025.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at March 31, 2025.
20  |  Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
	FAIR VALUE AT March 31, 2025	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ -	Reference instrument	Discount for lack of marketability	100%/(0.00%)(a)
Preferred Stock	6,267,928	Market yield	Credit spread	6.19%-6.32%/(6.24%)
Corporate Bond	1,977,600	Discounted cash flows	Yield (Discount rate of cash flows)	9.08%/(N/A)
Asset Backed Securities	524,042	Discounted cash flows	Yield (Discount rate of cash flows)	16.13%/(N/A)
Total	$8,769,570
(a) Represents price used after factoring in market impact including discounts, as applicable.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended March 31, 2025 is as follows:
	COMMON STOCK	PREFERRED STOCK	ASSET BACKED SECURITIES	CORPORATE BOND	TOTAL(e)
Beginning Balance 9/30/2024	$ 195,308	$ 6,283,712	$ 665,857	$ –	$ 7,144,877
Accrued Discounts (Premiums)	–	–	(93,136)	–	(93,136)
Net Realized Gain (Loss)(a)	–	–	–	–	–
Gross Purchases	–	-	–	2,000,000	2,000,000
Gross Sales	–	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)(b)(c)	(195,308)	(15,784)	(48,679)	(22,400)	(282,171)
Transfers into Level 3(d)	–	–	–	–	–
Transfers out of Level 3(d)	–	–	–	–	–
Ending Balance 3/31/2025	$–	$6,267,928	$524,042	$1,977,600	$8,769,570

(a)	Amount of net realized gain (loss) from investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2025.
(b)	Amount of net change in unrealized appreciation (depreciation) on investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2025.
(c)	The net change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2025, which were valued using significant unobservable inputs, was $(282,171). This is included within net change in unrealized appreciation (depreciation) on investments in the Trust’s Statement of Operations for the six months ended March 31, 2025.
(d)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the six months ended March 31, 2025. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(e)	Level 3 investments represent 1.40% of total net assets at the six months ended March 31, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Trust for which the fees are payable at the end of each month. Under the investment advisory agreement, The Trust pays the Advisor a management fee based on the average daily Managed Assets of the Trust at an annual rate of 1.25%. “Managed Assets” are the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
The Trust’s effective management fee for the six months ended March 31, 2025 was 1.25% of the Trust’s average daily Managed Assets. Total management fees incurred by the Trust for the six months ended March 31, 2025 are set forth in the Statement of Operations.
The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services related to the Trust’s common shares. The Trust pays the Advisor for the services it provides as administrator its pro rata portion of a fee computed as an annual percentage of the aggregate of the average daily Managed Assets of the Trust and the average daily net assets of each series of Thornburg Investment Trust at the rates set forth in the table below:
Administrative Services Fee Schedule
Daily Net Assets	Fee Rate
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030
Semi-Annual Report  |  21

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
In May 2021, the Trust retained XA Investments LLC (“XAI”) to provide investor support and secondary market support services in connection with the ongoing operation of the Trust. Pursuant to the investor support services and secondary market support services agreement with XAI, the Trust paid XAI a service fee, payable monthly in arrears, in an annual amount equal to 0.20% of the Trust’s average daily Managed Assets. The agreement with XAI was terminated effective January 16, 2023.
The Advisor entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust through July 28, 2023 to limit the amount of Total Annual Expenses, excluding certain expenses listed below, borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). The Expense Limitation and Reimbursement Agreement expired July 28, 2023. While the Expense Limitation and Reimbursement Agreement was in effect, to the extent that expenses for a month exceeded the Expense Cap, the Advisor reimbursed the Trust for expenses to the extent necessary to eliminate such excess.
Certain officers and Trustees of the Trust are also officers or directors of the Advisor. The compensation of the independent Trustees is borne by the Trust. The Trust pays no salaries or compensation to any of its interested Trustees or its officers. For their services, the independent Trustees of the Trust receive an annual retainer in the amount of $50,000. In addition, the lead independent Trustee receives $8,000 annually, the Chair of the Audit Committee and the Chair of the Nominating and Corporate Governance Committee each receives $6,000 annually, and each other member of the Audit Committee and Nominating and Corporate Governance Committee receives $1,500 annually for each committee on which they serve. The independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.
For the six months ended March 31, 2025, the percentage of direct investments in the Trust held by the Trustees and officers of the Trust is 2.73%.
The Trust may purchase or sell portfolio securities from or to an affiliated fund provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended March 31, 2025, the Trust had no such transactions with affiliated funds.
Shown below are holdings of voting securities of each portfolio holding which is considered "affiliated" to the Trust under the 1940 Act ("Affiliates"), including companies for which the Trust’s holdings represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 3/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$23,605,559	$80,434,059	$81,537,951	$-	$-	$22,501,667	$587,775
NOTE 5 – TAXES
Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Trust. Therefore, no provision for federal income or excise tax is required.
The Trust files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Trust’s tax return filings generally remains open for the three years following a return’s filing date. The Trust has analyzed each uncertain tax position believed to be material in the preparation of the Trust’s financial statements for the six-month period ended March 31, 2025, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Trust has not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.
At March 31, 2025, information on the tax components of capital was as follows:
Cost of investments for tax purposes	$ 644,503,736
Gross unrealized appreciation on a tax basis	47,552,558
Gross unrealized depreciation on a tax basis	(68,816,337)
Net unrealized appreciation (depreciation) on investments (tax basis)	$ (21,263,779)
Foreign Withholding Taxes: The Trust is subject to foreign tax withholding imposed by certain foreign countries in which the Trust may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on
22  |  Semi-Annual Report

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
applicable foreign tax laws. The Trust may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Trust would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date the Trust has recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, France and Sweden, and the likelihood of collection in those other countries remains uncertain.
Deferred Foreign Capital Gain Taxes: The Trust is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Trust records an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.
NOTE 6 – SHARES OF BENEFICIAL INTEREST
At March 31, 2025, there were 32,081,883 shares of the Trust with $0.001 par value of beneficial interest authorized. There were no transactions in the Trust’s shares of beneficial interest during the reporting period. Additional shares of the Trust may be issued under certain circumstances, including pursuant to the Trust’s Dividend Reinvestment Plan. Additional information concerning the Dividend Reinvestment Plan is included within this report.
NOTE 7 – INVESTMENT TRANSACTIONS
For the six months ended March 31, 2025, the Trust had purchase and sale transactions of investments of $84,996,709 and $85,388,172, respectively (excluding short-term investments and U.S. Government obligations).
NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS
The Trust may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Trust and how these derivatives affect the financial position, financial performance and cash flows of the Trust. The Trust does not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2025, the Trust’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in options.
The Trust is subject to Rule18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Trust intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Trust’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). The Trust has adopted procedures in accordance with Rule 18f-4.
Option Contracts: The Trust may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. To seek to offset some of the risk of a potential decline in value of certain long positions, the Trust may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). The Trust may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Trust’s portfolio, on broad-based securities indexes, or certain ETFs.
When the Trust purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.  When the Trust writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Trust realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss
Semi-Annual Report  |  23

Notes to Financial Statements, Continued
March 31, 2025 (Unaudited)
on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by the Trust do not typically give rise to counterparty credit risk since options written obligate the Trust and not the counterparty to perform. Exchange-traded purchased options have minimal counterparty credit risk to the Trust since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
As of March 31, 2025, the Trust had no outstanding purchased options. The monthly average notional value of options written contracts for the six months ended March 31, 2025 was $13,026,672.
The value of the outstanding Written Options recognized in the Trust’s Statement of Assets and Liabilities at March 31, 2025 is disclosed in the following table:
Type of Derivative(a)	Principal Risk	Counter Party	Asset Derivatives	Liability Derivatives	Net Amount
Written Options	Options risk	JPM	$ —	$ (451,224)	$ (451,224)

(a)	Generally, the Statement of Assets and Liabilities location for written options is Liabilities - written options at value for liabilities derivatives.
The net realized gain (loss) from written options and net change in unrealized appreciation (depreciation) on outstanding written options recognized in the Trust’s Statement of Operations for the six months ended March 31, 2025 are disclosed in the following table:
		Net Realized	Net Change in Unrealized
Type of Derivative(a)	Principal Risk	Gain (Loss)	Appreciation (Depreciation)
Written Options	Options risk	$1,195,926	$ (193,561)

(a)	Generally, the Statement of Operations location for written option contracts is Net realized gain (loss) on: options written and Net change in unrealized appreciation (depreciation) on: options written.
The following table presents the Trust’s derivative liabilities by counterparty net of the related collateral segregated by the Trust as of March 31, 2025:
Type of Derivative	Counterparty	Liability Derivatives	Cash Collateral Pledged	Net Amount
Written Options	JPM	$ 451,224	$ (451,224)	$ –
NOTE 9 – Credit Agreement
The Trust has entered into a $75,000,000 credit facility agreement with an approved lender (the "Credit Agreement"). The interest rate on the amount borrowed is 0.75% per annum and an unused commitment fee of 0.25% per annum is charged on the difference between the amount available to borrow under the Credit Agreement and the actual amount borrowed. As of March 31, 2025, there was no outstanding balance on the credit facility. The average daily amount of borrowings on the credit facility during the six months ended March 31, 2025 was $0 with an average interest rate of 0.25% and total interest expense incurred of $94,791. The interest expense is included in Other expenses in the Statement of Operations.
24  |  Semi-Annual Report

Financial Highlights
Income Builder Opportunities Trust
	2025(a)	2024	2023	2022	2021(b)
Per Share Performance (For a Share Outstanding throughout the Period)(c)
Net Asset Value, Beginning of Period	$19.42	$16.98	$14.97	$19.74	$20.00
Net Investment Income (Loss)	0.42	0.71	0.59	0.57	0.10
Net Realized & Unrealized Gain (Loss) on Investments	0.25	2.98	2.67	(4.09)	(0.26)
Total from Investment Operations	0.67	3.69	3.26	(3.52)	(0.16)
Dividends from Net Investment Income	(0.63)	(1.16)	(1.14)	(1.25)	(0.10)
Dividends from Net Realized Gains	0.00	(0.09)	(0.11)	0.00	0.00
Total Dividends	(0.63)	(1.25)	(1.25)	(1.25)	(0.10)
Net Asset Value, End of Period	$19.46	$19.42	$16.98	$14.97	$19.74
Market Value, End of Period	$17.94	$17.78	$14.60	$12.76	$20.05
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total Return(d)	3.57%	22.56%	22.06%	(18.85)%	(0.79)%
Total Return, Market Value(d)	4.29%	30.50%	23.13%	(31.90)%	0.78%
Ratios to Average Net Assets
Net Investment Income (Loss) Ratio(e)	4.44%	3.92%	3.48%	3.08%	2.80%
Expenses, After Expense Reductions Ratio	1.65%	1.59%	1.66%	1.65%	1.65%
Expenses, Before Expense Reductions Ratio	1.65%	1.59%	1.68%	1.70%	1.69%
Supplemental Data
Portfolio Turnover Rate	14.62%	49.18%	43.27%	58.30%	27.91%
Net Assets at End of Period (Thousands)	$624,422	$622,945	$544,878	$480,381	$633,163

(a)	Unaudited Six-Month Period Ended March 31.
(b)	The Trust commenced operations on July 28, 2021.
(c)	Unless otherwise noted, periods are fiscal years ended September 30.
(d)	Not annualized for periods less than one year.
(e)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratio for 2025 would have been 4.33% and 2023 would have been 3.46%.
See notes to financial statements.
Semi-Annual Report  |  25

Other Information
March 31, 2025 (Unaudited)
PORTFOLIO PROXY VOTING
Policies and Procedures:
The Trust has delegated to the Advisor voting decisions respecting proxies for the Trust’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the Policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Information regarding how proxies were voted is available on or before August 31 of each year for the twelve months ending the preceding June 30. This information is available (i) without charge, upon request by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
SHAREHOLDER MEETING INFORMATION
The Trust held its Annual Meeting of Shareholders on March 10, 2025, to elect one Class II Trustee of the Trust for a term expiring at the annual meeting of shareholders in 2028 or until his successor has been duly elected and qualified. Below is the result of the voting.
	Votes For	Votes Against/Withheld
Brian W. Wixted	23,593,602	1,138,587
DIVIDEND REINVESTMENT PLAN
The Trust has an automatic dividend reinvestment plan (the "Plan") commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Trust’s Plan, in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Trust’s Managed Assets on which the management fee is payable to the Advisor.
Whenever the Trust declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust (“Newly Issued common shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NASDAQ or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued common shares on behalf of the participants. The number of Newly Issued common shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Trust’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Trust’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued common shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common shares at the NAV per common share at the close of business on the Last Purchase Date.
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Other Information, Continued
March 31, 2025 (Unaudited)
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Trust files with the U.S. Securities and Exchange Commission schedules of its portfolio holdings on Form N-PORT EX for the first and third quarters of each fiscal year. The Trust’s Form N-PORT EX are available on the Commission’s website at www.sec.gov. The Trust also makes this information available on its website at www.thornburg.com/product/closed-end-funds/cib or upon request by calling 1-800-847-0200.
Semi-Annual Report  |  27

Thornburg Funds
Thornburg Investment Management is a privately-owned global investment firm that offers a range of solutions for retail and institutional investors. Founded in 1982 and headquartered in Santa Fe, New Mexico, we manage approximately $46.7 billion (as of March 31, 2025) across U.S. mutual funds, separate accounts for high-net-worth investors, institutional accounts, and UCITS funds for non-U.S. investors.
The Fund outlined in this report is one of many equity, multi-asset, and fixed-income products available from Thornburg Investment Management.
GLOBAL EQUITY
■	Thornburg Global Opportunities Fund
INTERNATIONAL EQUITY
■	Thornburg International Equity Fund
■	Thornburg Better World International Fund
■	Thornburg International Growth Fund
■	Thornburg Developing World Fund
U.S. EQUITY
■	Thornburg Small/Mid Cap Core Fund
■	Thornburg Small/Mid Cap Growth Fund
MULTI ASSET
■	Thornburg Investment Income Builder Fund
■	Thornburg Income Builder Opportunities Trust
■	Thornburg Summit Fund
TAXABLE FIXED INCOME
■	Thornburg Ultra Short Income Fund
■	Thornburg Limited Term U.S. Government Fund
■	Thornburg Limited Term Income Fund
■	Thornburg Core Plus Bond Fund
■	Thornburg Strategic Income Fund
MUNICIPAL FIXED INCOME
■	Thornburg Short Duration Municipal Fund
■	Thornburg Limited Term Municipal Fund
■	Thornburg Intermediate Municipal Fund
■	Thornburg Strategic Municipal Income Fund
■	Thornburg California Limited Term Municipal Fund
■	Thornburg New Mexico Intermediate Municipal Fund
■	Thornburg New York Intermediate Municipal Fund
Before investing, carefully consider each Fund’s investment goals, risks, charges, and expenses. For a prospectus or summary prospectus containing this and other information, contact your financial advisor or visit thornburg.com. Read it carefully before investing.
For additional information, please visit thornburg.com
Thornburg Investment Management, Inc. 2300 North Ridgetop Road, Santa Fe, NM 87506
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To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.
This Semi-Annual Report is submitted for the general information of shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.
Investment Advisor:
Thornburg Investment Management®
800.847.0200
TH4840

(b)  The following are the reports transmitted to stockholders pursuant to Rule 30e-3 under the Act (17 CFR 270.30e-3):

ID: 12345 12345 12345 12345 Important Fund Report(s) Now Available Online and In Print by Request. Annual and Semi-Annual Reports contain important information about the fund, including its holding and financials. We encourage you to review the report(s) at the website listed or by scanning the QR Code below: https://www.thornburg.com/product/closed-end-funds/cib/#literature Thornburg Income Builder Opportunities Trust Fund Annual Report Request a printed/email report at no charge and/or elect to receive paper reports in the future, by calling or visiting (otherwise you will not receive a paper/email report): 1-866-345-5954 www.FundReports.com Save Time! Scan this QR Code with your mobile device camera for easy access to Fund Material.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)  The schedule of investments for each Fund is filed as part of item 1 of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Filed as part of item 1 of this Form.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1) Not applicable.

(a) (2)	Not Applicable

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Income Builder Opportunities Trust

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	5/21/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	5/21/2025

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	5/21/2025